List of consolidated entities and associates	12 Months Ended
Dec. 31, 2025
List of consolidated entities and associates
List of consolidated entities and associates

Note 31. List of consolidated entities and associates

Share of capital	December 31,	December 31,
in%	2025	2024
Holding
Sportradar Group AG, Switzerland
Subsidiaries
Sportradar AG, Switzerland	99.99%	99.99%
DataCentric Corporation, Philippines	100%	100%
Sports Data AG, Switzerland	100%	100%
Sportradar AB, Sweden	100%	100%
Sportradar Americas Inc, USA	100%	100%
Sportradar Solutions LLC, USA	100%	100%
Sportradar US LLC, USA	100%	100%
Sportradar AS, Norway	100%	100%
Sportradar Australia Pty Ltd, Australia	100%	100%
Sportradar Germany GmbH, Germany	100%	100%
Sportradar GmbH, Germany	100%	100%
Sportradar GmbH, Austria	100%	100%
Sportradar informacijske tehnologije d.o.o., Slovenia	100%	100%
Sportradar Latam S.A., Uruguay	100%	100%
Sportradar Malta Limited, Malta	100%	100%
Sportradar Managed Trading Services Limited, Gibraltar	100%	100%
Sportradar OÜ, Estonia	100%	100%
Sportradar Polska sp. z o.o., Poland	100%	100%
Sportradar Singapore Pte.Ltd, Singapore	100%	100%
Sportradar UK Ltd, UK	100%	100%
Sportradar Virtual Gaming GmbH, Germany	100%	100%
Sportradar SA (PTY) LTD, South Africa	100%	100%
Sportradar Media Services GmbH, Austria	100%	100%
NSoft d.o.o, Bosnia and Herzegovina	100%	70%
NSoft Solutions d.o.o, Croatia	100%	70%
NSoft LTD, Malta	100%	70%
Stark Solutions d.o.o, Bosnia and Herzegovina	100%	70%
Optima Information Services S.L.U., Spain	100%	100%
Optima BEG d.o.o. Beograd, Serbia	100%	100%
Sportradar B.V., The Netherlands	100%	100%
Sportradar Data Technologies India LLP, India	100%	100%
Atrium Sports, Inc., USA	100%	100%
Synergy Sports Technology LLC, USA	100%	100%
Keemotion Group Inc., USA	100%	100%
Synergy Sports, SRL, Belgium	100%	100%
Keemotion LLC, USA	100%	100%
Sportradar Slovakia s.r.o, Slovakia.	100%	100%
Sportradar Cyprus Limited, Cyprus	100%	100%
Sportradar Jersey Holding Ltd, UK	100%	100%
Sportradar Management Ltd, UK	100%	100%
Fresh Eight Ltd., UK	100%	100%
Sportradar Capital S.à.r.l., Luxembourg	100%	100%
Vaix Ltd., UK	100%	100%
Vaix Greece IKE, Greece	100%	100%
Sportradar Brazil Ltda, Brazil	100%	100%
Sportradar Canada Ltd, Canada	100%	100%
IMG Arena US Parent, LLC	100%	—%
IMG Arena US, LLC	100%	—%
IMG Arena UK. LLC	100%	—%
EDH Tennis Limited UK	100%	—%
IMG Arena Poland Sp. Z.o.o	100%	—%
IMG Data Limited UK	100%	—%
IMG Gaming Data ApS DK	100%	—%